GOODWILL AND INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

Goodwill

A reconciliation of the beginning and ending balances of goodwill during the quarter ended March 31, 2021 is as follows:

	March 31,	December 31,
(in thousands)	2021	2020
Costs
Balance	$357	$357
Additions	-	-
Business Acquisitions	-	-
Impairment	-	-
Balance	$357	$357

The Company evaluates goodwill for impairment annually during the fiscal third quarter and when an event occurs, or circumstances change such that it is reasonably possible that impairment may exist. The Company accounts for goodwill and evaluates its goodwill balances and tests them for impairment in accordance with related accounting standards. The Company performed its annual impairment assessment in its third quarter of fiscal 2020, and its analysis indicated that the Company had no impairment of goodwill.

Other Intangible Assets

A reconciliation of the beginning and ending balances of intangible assets and accumulated amortization during the quarters ended March 31, 2021 and 2020 are as follows:

	Definite Life Intangibles		Indefinite Life Intangibles
(in thousands)	Branding Rights	Technology/KnowHow		Brands & Tradenames	Total
Costs
Balance—December 31, 2020	$250	$208		$408	$866
Business acquisition	-	-		36,361	36,362
Agreement termination	(250)	-		-	(250)
Balance—March 31, 2021	$-	$208		$36,770	$36,978

Accumulated Amortization
Balance—December 31, 2020	$(93)	$(37)		$-	$(130)
Agreement termination	98	-		-	98
Amortization	(5)	(4)		-	(9)
Other	-	-		187	187
Balance—March 31, 2021	$-	$(41)		$187	$146

Net Book Value
March 31, 2021	$-	$167		$36,957	$37,124

	Definite Life Intangibles				Indefinite Life Intangibles
(in thousands)	Branding Rights	Customer Relationships	Technology/KnowHow	Other Intangibles	Brands & Tradenames	Total
Costs
Balance—December 31, 2019	$250	$40	$421	$40	$522	$1,273
Balance—March 31, 2020	$250	$40	$421	$40	$522	$1,273

Accumulated Amortization
Balance—December 31, 2019	$(76)	$(8)	$(28)	$(8)	$-	$(120)
Purchase price adjustment	-	-	-	-	-	-
Amortization	(4)	(1)	(14)	(1)	-	(20)
Balance—March 31, 2020	$(80)	$(9)	$(42)	$(9)	$-	$(140)

Net Book Value
March 31, 2020	$170	$31	$379	$31	$522	$1,133

Intangible assets with finite lives are amortized over their estimated useful lives. Amortization periods of assets with finite lives are based on management's estimates at the date of acquisition. The Company recorded amortization expense of $9, and $20 for the quarters ended March 31, 2021, and 2020, respectively.

The Company estimates that amortization expense for our existing other intangible assets will be approximately $40 annually for each of the next five fiscal years. Actual amortization expense to be reported in future periods could differ from these estimates as a result of new intangible asset acquisitions, changes in useful lives or other relevant factors or changes.

Goodwill

A reconciliation of the beginning and ending balances of goodwill during the year ended December 31, 2020 is as follows:

(in thousands)
Costs
Balance—December 31, 2019	$357
Additions	-
Business Acquisitions	-
Impairment	-
Balance—December 31, 2020	$357

The Company evaluates goodwill for impairment annually during the fiscal third quarter and when an event occurs, or circumstances change such that it is reasonably possible that impairment may exist. The Company accounts for goodwill and evaluates its goodwill balances and tests them for impairment in accordance with related accounting standards. The Company performed its annual impairment assessment in its third quarter of fiscal 2020, and its analysis indicated that the Company had no impairment of goodwill.

Other Intangible Assets

A reconciliation of the beginning and ending balances of intangible assets and accumulated amortization during the year ended December 31, 2020 is as follows:

(Amounts Expressed in United States Dollars Unless Otherwise Stated)

	Definite Life Intangibles				Indefinite Life Intangibles
	Branding	Customer	Technology/	Other	Brands &
(in thousands)	Rights	Relationships	KnowHow	Intangibles	Tradenames	Total
Costs
Balance—December 31, 2019	$250	$40	$421	$40	$522	$1,273
Business acquisition	-	-	-	-	179	179
Purchase price adjustment	-	(40)	(213)	(40)	(293)	(586)
Balance—December 31, 2020	$250	$-	$208	$-	$408	$866

Accumulated Amortization
Balance—December 31, 2019	$(76)	$(8)	$(28)	$(8)	$-	$(120)
Purchase price adjustment	-	12	30	12	-	54
Amortization	(17)	(4)	(39)	(4)	-	(64)
Balance—December 31, 2020	$(93)	$-	$(37)	$-	$-	$(130)

Net Book Value
December 31, 2019	$174	$32	$393	$32	$522	$1,153
December 31, 2020	$157	$-	$171	$-	$408	$736

Intangible assets with finite lives are amortized over their estimated useful lives. Amortization periods of assets with finite lives are based on management's estimates at the date of acquisition. The Company recorded amortization expense of $64, $71 and $17 for the years ended December 31, 2020, 2019 and 2018, respectively. As described in Note 4, during the quarter ended June 30, 2020, the Company modified certain purchase agreements resulting in adjustments to certain intangible assets.

The Company estimates that amortization expense for our existing other intangible assets will be approximately $40 annually for each of the next five fiscal years. Actual amortization expense to be reported in future periods could differ from these estimates as a result of new intangible asset acquisitions, changes in useful lives or other relevant factors or changes.